Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 522,191	$ 521,007
Written-down of inventories			13,206
Estimated useful life		5 years
Received government subsidies		$ 900,000	$ 100,000	$ 300,000
Vesting period term	6 months
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term		9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term		21 months 15 days